Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000137888
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Class Name	Class A
Trading Symbol	NTBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.20%Footnote Reference*

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
AssetsNet	$ 7,495,773,692
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 31,283,895
InvestmentCompanyPortfolioTurnover	35.00%
Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000137889
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Class Name	Class C
Trading Symbol	NTBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.95%Footnote Reference*

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.95%
AssetsNet	$ 7,495,773,692
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 31,283,895
InvestmentCompanyPortfolioTurnover	35.00%
Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000137890
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Class Name	Class I
Trading Symbol	NTBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.95%Footnote Reference*

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 7,495,773,692
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 31,283,895
InvestmentCompanyPortfolioTurnover	35.00%
Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000225122
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Investment Grade Bond Fund
Class Name	Class I
Trading Symbol	NTIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Tactical Investment Grade Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	1.01%Footnote Reference*

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%
AssetsNet	$ 1,233,488,380
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 4,947,041
InvestmentCompanyPortfolioTurnover	721.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,233,488,380
Number of Portfolio Holdings	1,334
Advisory Fee (net of waivers)	$4,947,041
Portfolio Turnover	721%

Holdings [Text Block]

Security Type Weighting (% of total exposure)[1]

Value	Value
Corporate Bonds	71.8%
Money Market Funds	17.7%
Credit Default Swap	7.2%
Futures	3.3%

Top 10 Holdings (% of net assets)[2]

Holding Name	% of Net Assets
Southern Company (The), 4.000%, 01/15/51	0.2%
AT&T, Inc., 2.750%, 06/01/31	0.2%
AT&T, Inc., 2.550%, 12/01/33	0.2%
T-Mobile USA, Inc., 3.875%, 04/15/30	0.2%
AT&T, Inc., 3.500%, 09/15/53	0.2%
AT&T, Inc., 3.550%, 09/15/55	0.2%
AT&T, Inc., 3.650%, 09/15/59	0.2%
AT&T, Inc., 5.400%, 02/15/34	0.2%
Kraft Heinz Foods Company, 4.375%, 06/01/46	0.2%
Microsoft Corporation, 2.525%, 06/01/50	0.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000225125
Shareholder Report [Line Items]
Fund Name	Navigator Tactical U.S. Allocation Fund
Class Name	Class I
Trading Symbol	NTAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Tactical U.S. Allocation Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	1.01%Footnote Reference*

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.01%
AssetsNet	$ 57,797,889
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 235,138
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,797,889
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$235,138
Portfolio Turnover	38%

Holdings [Text Block]

Security Type Weighting (% of total exposure)[1]

Value	Value
Corporate Bonds	50.8%
Futures	33.4%
Money Market Funds	15.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000209835
Shareholder Report [Line Items]
Fund Name	Navigator Ultra Short Bond Fund
Class Name	Class A
Trading Symbol	NUSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference*

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 74,599,996
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 17,375
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$74,599,996
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$17,375
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	94.0%
Money Market Funds	6.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Real Estate	1.7%
Utilities	2.6%
Industrials	5.8%
Technology	5.9%
Money Market Funds	6.2%
Materials	6.7%
Communications	7.0%
Health Care	9.5%
Energy	9.7%
Consumer Staples	13.5%
Financials	14.2%
Consumer Discretionary	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DuPont de Nemours, Inc., 4.493%, 11/15/25	2.7%
Take-Two Interactive Software, Inc., 5.000%, 03/28/26	2.3%
Sprint, LLC, 7.625%, 03/01/26	2.0%
Walmart, Inc., 4.759%, 04/28/27	2.0%
Keurig Dr Pepper, Inc., 4.967%, 11/15/26	2.0%
American Honda Finance Corporation, 4.955%, 08/14/25	2.0%
Altria Group, Inc., 2.350%, 05/06/25	2.0%
DR Horton, Inc., 2.600%, 10/15/25	1.9%
Kellogg Company, 3.250%, 04/01/26	1.8%
Juniper Networks, Inc., 1.200%, 12/10/25	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000209836
Shareholder Report [Line Items]
Fund Name	Navigator Ultra Short Bond Fund
Class Name	Class I
Trading Symbol	NUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference*

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 74,599,996
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 17,375
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$74,599,996
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$17,375
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	94.0%
Money Market Funds	6.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Real Estate	1.7%
Utilities	2.6%
Industrials	5.8%
Technology	5.9%
Money Market Funds	6.2%
Materials	6.7%
Communications	7.0%
Health Care	9.5%
Energy	9.7%
Consumer Staples	13.5%
Financials	14.2%
Consumer Discretionary	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DuPont de Nemours, Inc., 4.493%, 11/15/25	2.7%
Take-Two Interactive Software, Inc., 5.000%, 03/28/26	2.3%
Sprint, LLC, 7.625%, 03/01/26	2.0%
Walmart, Inc., 4.759%, 04/28/27	2.0%
Keurig Dr Pepper, Inc., 4.967%, 11/15/26	2.0%
American Honda Finance Corporation, 4.955%, 08/14/25	2.0%
Altria Group, Inc., 2.350%, 05/06/25	2.0%
DR Horton, Inc., 2.600%, 10/15/25	1.9%
Kellogg Company, 3.250%, 04/01/26	1.8%
Juniper Networks, Inc., 1.200%, 12/10/25	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.